UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA July 9, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 119

Form 13F Information Table Value Total: $255,103


List of Other Included Managers: NONE

 FORM 13F INFORMATION TABLE


                                                        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Cl A	       COM              084670108      875        7 SH       Sole                        7
3M Company                     COM              88579Y101      269     3000 SH       Sole                     3000
Abbott Laboratories            COM              002824100     1307    20279 SH       Sole                    20279
Ace Limited                    COM              H0023R105      222     3000 SH       Sole                     3000
Agilent Technologies           COM              00846u101      302     7700 SH       Sole                     7700
Altria Group Inc               COM              02209S103      324     9383 SH       Sole                     9383
Ambev-Cia De Bebidas Adr       COM              20441w203     5298   138230 SH       Sole                   138230
American Electric Power        COM              025537101     5601   140371 SH       Sole                   140371
American Express               COM              025816109     2935    50422 SH       Sole                    50422
Apple Computer                 COM              037833100     9325    15967 SH       Sole                    15967
Astrazeneca Plc Adr F          COM              046353108     4284    95739 SH       Sole                    95739
At&t Inc                       COM              00206R102     2686    75314 SH       Sole                    75314
Auto Data Processing           COM              053015103      583    10473 SH       Sole                    10473
Babson Cap Corp                COM              05617k109      991    64637 SH       Sole                    64637
Banco Bradesco S.A.            COM              059460303     1861   125131 SH       Sole                   125131
Bank America Corp New          COM              060505104      199    24388 SH       Sole                    24388
Bard C R Inc                   COM              067383109     1863    17343 SH       Sole                    17343
Bed Bath and Beyond            COM              075896100     4301    69595 SH       Sole                    69595
Berkshire Hathaway CL B        COM              084670702      375     4495 SH       Sole                     4495
BioMarin Pharmaceuticals Inc   COM              09061G101     1112    28085 SH       Sole                    28085
Biogen IDEC Inc                COM              09062X103      887     6144 SH       Sole                     6144
Bristol-Myers Squibb Co. Com.  COM              110122108     5074   141148 SH       Sole                   141148
C V S Caremark Corp            COM              126650100      727    15549 SH       Sole                    15549
Cardinal Health                COM              14149Y108      364     8660 SH       Sole                     8660
Caterpillar Inc                COM              149123101      998    11758 SH       Sole                    11758
Celgene Corp                   COM              151020104      515     8034 SH       Sole                     8034
Charles Schwab Corp            COM              808513105     1024    79224 SH       Sole                    79224
Chevron Corp                   COM              166764100     8065    76445 SH       Sole                    76445
Chipotle Mexican Grill         COM              169656105      532     1400 SH       Sole                     1400
Chubb Corp                     COM              171232101      351     4823 SH       Sole                     4823
Cisco Systems, Inc.            COM              17275r102      248    14465 SH       Sole                    14465
Clorox Co. Calif.              COM              189054109      999    13789 SH       Sole                    13789
Cnooc Ltd                      COM              126132109      928     4610 SH       Sole                     4610
Coca Cola Co.                  COM              191216100     1085    13883 SH       Sole                    13883
Colgate-Palmolive Co           COM              194162103     2621    25176 SH       Sole                    25176
Comcast Corp Cl A              COM              20030N101      366    11435 SH       Sole                    11435
Conoco Phillips                COM              20825c104      357     6391 SH       Sole                     6391
Costco Corp                    COM              22160K105     3249    34198 SH       Sole                    34198
Danaher Corp Del               COM              235851102     5355   102832 SH       Sole                   102832
Diageo Plc New ADR             COM              25243q205     4692    45526 SH       Sole                    45526
Dominion Resources             COM              25746u109     4988    92370 SH       Sole                    92370
Edison International           COM              281020107      372     8053 SH       Sole                     8053
Express Scripts Inc.           COM              302182100      278     4987 SH       Sole                     4987
Exxon Mobil Corp               COM              30231G102     5168    60399 SH       Sole                    60399
Fastenal Company               COM              311900104     2107    52280 SH       Sole                    52280
Franklin Resources Inc         COM              354613101      296     2664 SH       Sole                     2664
General Electric Co.           COM              369604103      478    22915 SH       Sole                    22915
General Mills, Inc.            COM              370334104      916    23769 SH       Sole                    23769
Gilead Sciences                COM              375558103     1929    37612 SH       Sole                    37612
GlaxoSmithKline PLC            COM              37733w105      266     5827 SH       Sole                     5827
Gold Corp Inc                  COM              380956409      285     7585 SH       Sole                     7585
Heinz H J Co                   COM              423074103      539     9915 SH       Sole                     9915
Hitachi Ltd Adr                COM              433578507      462     7530 SH       Sole                     7530
IAC Interactive Corp           COM              44919p508      274     6017 SH       Sole                     6017
Int'l Business Machines        COM              459200101     5453    27883 SH       Sole                    27883
Intuitive Surgical Inc         COM              46120e602      521      941 SH       Sole                      941
Johnson & Johnson              COM              478160104      876    12964 SH       Sole                    12964
Kellogg Co.                    COM              487836108      263     5334 SH       Sole                     5334
Kraft foods Inc                COM              50075n104     5300   137232 SH       Sole                   137232
LinkedIn                       COM              53578a108     2495    23475 SH       Sole                    23475
McDonald's Corp.               COM              580135101     4058    45840 SH       Sole                    45840
Merck & Co Inc                 COM              58933y105      395     9471 SH       Sole                     9471
Microsoft Corp                 COM              594918104      476    15567 SH       Sole                    15567
Newmont Mining Corp.           COM              651639106      613    12633 SH       Sole                    12633
Noble Energy Inc               COM              655044105      770     9079 SH       Sole                     9079
Norfolk Southern Corp.         COM              655844108      222     3100 SH       Sole                     3100
Oracle                         COM              68389X105      688    23171 SH       Sole                    23171
Pac Mercantile Bancorp         COM              694552100       87    12650 SH       Sole                    12650
Parker-Hannifin Corp           COM              701094104     1963    25533 SH       Sole                    25533
Perrigo Company                COM              714290103     1171     9928 SH       Sole                     9928
Pfizer, Inc.                   COM              717081103      411    17865 SH       Sole                    17865
Philip Morris International    COM              718172109      648     7425 SH       Sole                     7425
Polaris Industries Inc         COM              731068102      215     3009 SH       Sole                     3009
Precision Castparts Corp       COM              740189105     4878    29655 SH       Sole                    29655
Procter & Gamble Co.           COM              742718109    19412   316931 SH       Sole                   316931
Qualcomm Inc                   COM              747525103     2705    48583 SH       Sole                    48583
Rackspace Hosting Inc.         COM              750086100     1281    29155 SH       Sole                    29155
Ross Stores Inc                COM              778296103     5971    95574 SH       Sole                    95574
Royal Bank of Canada           COM              780087102     4905    95755 SH       Sole                    95755
Royal Dutch Shell Plc Cl B     COM              780259107     4036    57720 SH       Sole                    57720
S A P Aktiengesell ADR         COM              803054204     1400    23581 SH       Sole                    23581
Salesforce.com                 COM              79466l302      527     3809 SH       Sole                     3809
Sempra Energy                  COM              816851109      598     8685 SH       Sole                     8685
Sirius XM Radio                COM              82967N108       99    53630 SH       Sole                    53630
Smith & Nephew Adr             COM              83175M205     1128    22570 SH       Sole                    22570
Smucker JM Company             COM              832696405      304     4028 SH       Sole                     4028
Snap-on Inc.                   COM              833034101     2042    32800 SH       Sole                    32800
Stanley Black & Decker         COM              854502101     1802    28000 SH       Sole                    28000
Starbucks Corp                 COM              855244109      360     6760 SH       Sole                     6760
Taiwan Semiconductor Adr       COM              874039100      943    67543 SH       Sole                    67543
Target Corp                    COM              87612E106     4333    74468 SH       Sole                    74468
Tata Motors Ltd                COM              876568502     3154   143635 SH       Sole                   143635
Teradata Corp                  COM              88076W103      348     4836 SH       Sole                     4836
The Southern Company           COM              842587107      359     7752 SH       Sole                     7752
Tractor Supply Company         COM              892356106     2623    31582 SH       Sole                    31582
US Bancorp DEL                 COM              902973304     3568   110935 SH       Sole                   110935
Ultrapar Participacoes S.A.    COM              90400p101     2826   124625 SH       Sole                   124625
Unilever PLC Amer Shs F        COM              904767704      659    19525 SH       Sole                    19525
Union Pacific Corp             COM              907818108      283     2372 SH       Sole                     2372
United Technologies            COM              913017109     3843    50875 SH       Sole                    50875
VMware Inc                     COM              928563402     2052    22544 SH       Sole                    22544
Verizon Communications         COM              92343v104     5388   121239 SH       Sole                   121239
Visa Inc                       COM              92826c839     2127    17201 SH       Sole                    17201
Vodafone Group                 COM              92857w209      226     8030 SH       Sole                     8030
Walt Disney Holding Co.        COM              254687106      266     5488 SH       Sole                     5488
Watson Pharmaceuticals         COM              942683103     9685   130894 SH       Sole                   130894
Wells Fargo                    COM              949746101     2842    84995 SH       Sole                    84995
Whole Foods Market Inc         COM              966837106     5440    57070 SH       Sole                    57070
Xilinx Inc                     COM              983919101     4086   121716 SH       Sole                   121716
Yum Brands Inc                 COM              988498101     5062    78572 SH       Sole                    78572
Zimmer Holdings Inc            COM              98956P102      209     3251 SH       Sole                     3251
IShares S&P 500 Growth         ETF              464287309      389     5290 SH       Sole                     5290
PowerShares QQQ Trust          ETF              73935a104      314     4896 SH       Sole                     4896
Vanguard Total Stock Market VI ETF              922908769      390     5589 SH       Sole                     5589
Kinder Morgan Energy LP        MLP              494550106     2212    28155 SH       Sole                    28155
Magellan Midstream Partners    MLP              559080106     3981    56360 SH       Sole                    56360
American Tower Corp            REIT             03027x100     5592    79985 SH       Sole                    79985
Digital Realty Trust Inc       REIT             253868103     1019    13570 SH       Sole                    13570
Health Care Reit               REIT             42217K106     1298    22269 SH       Sole                    22269

Total                                                     $255,103
